Schedule of operating lease right of use asset (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Leases
Initial recognition as of April 8, 2022	$ 470,708
Less: Accumulated amortization	(23,818)	(23,818)
Foreign exchange translation gain	67
Balance as of December 31, 2022	$ 446,957	$ 446,957